Consolidated statements of financial position - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	¥ 2,109,385	¥ 1,436,939
Right-of-use assets	5,121,039	4,172,083
Intangible assets	94,951	8,802
Goodwill	223,187	21,418
Deferred tax assets	288,679	181,948
Other investments	201,727	123,399
Trade and other receivables	247,511	341,288
Term deposits		140,183
Financial derivative assets	774,103
Interests in equity-accounted investees	5,486,648	38,567
Total non-current assets	14,547,230	6,464,627
Current assets
Other investments		100,000
Inventories	3,691,238	2,750,389
Trade and other receivables	3,307,129	2,207,013
Cash and cash equivalents	6,817,129	6,328,121
Restricted cash	54,229	1,026
Term deposits	216,567	268,952
Total current assets	14,086,292	11,655,501
Total assets	28,633,522	18,120,128
EQUITY
Share capital	94	94
Additional paid-in capital	2,887,905	4,683,577
Other reserves	2,232,854	1,329,126
Retained earnings	5,497,910	4,302,177
Equity attributable to equity shareholders of the Company	10,618,763	10,314,974
Non-controlling interests	100,508	40,548
Total equity	10,719,271	10,355,522
Non-current liabilities
Contract liabilities	22,418	35,145
Loans and borrowings	5,415,416	4,310
Other payables	72,586	59,842
Lease liabilities	2,713,798	1,903,137
Financial derivative liabilities	1,184,050
Deferred income	33,053	34,983
Total non-current liabilities	9,441,321	2,037,417
Current liabilities
Loans and borrowings	1,751,018	566,955
Trade and other payables	4,516,491	3,943,988
Contract liabilities	388,746	323,292
Lease liabilities	950,784	635,357
Deferred income	965	5,376
Current taxation	291,245	252,221
Redemption liabilities arising from preferred shares	573,681
Total current liabilities	8,472,930	5,727,189
Total liabilities	17,914,251	7,764,606
Total equity and liabilities	¥ 28,633,522	¥ 18,120,128